Quarterly Holdings Report
for

Fidelity® Short-Term Bond Index Fund

May 31, 2021

SDX-QTLY-0721
1.9884841.103

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
3.55% 6/1/24	$1,110,000	$1,196,700
3.6% 7/15/25	930,000	1,023,419
3.95% 1/15/25	640,000	708,823
Verizon Communications, Inc.:
0.85% 11/20/25	1,600,000	1,584,260
1.45% 3/20/26	1,239,000	1,251,074
		5,764,276
Entertainment - 0.2%
The Walt Disney Co.:
1.75% 1/13/26	760,000	781,820
3% 9/15/22	2,540,000	2,631,136
3.35% 3/24/25	900,000	981,795
		4,394,751
Interactive Media & Services - 0.1%
Alphabet, Inc. 0.45% 8/15/25	850,000	843,553
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	2,700,000	2,805,915
4.5% 2/1/24	980,000	1,070,370
4.908% 7/23/25	260,000	295,657
Comcast Corp.:
3.1% 4/1/25	430,000	466,229
3.375% 2/15/25	920,000	1,004,655
3.375% 8/15/25	940,000	1,030,404
3.7% 4/15/24	1,970,000	2,144,621
Discovery Communications LLC 3.25% 4/1/23	60,000	62,516
Fox Corp. 4.03% 1/25/24	650,000	706,785
TWDC Enterprises 18 Corp. 2.45% 3/4/22	255,000	259,356
ViacomCBS, Inc.:
3.5% 1/15/25	300,000	323,867
4.75% 5/15/25	780,000	885,092
		11,055,467
Wireless Telecommunication Services - 0.1%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	1,030,000	1,117,813
Vodafone Group PLC:
3.75% 1/16/24	1,170,000	1,271,392
4.125% 5/30/25	190,000	212,808
		2,602,013

TOTAL COMMUNICATION SERVICES		24,660,060

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.8%
American Honda Finance Corp.:
1% 9/10/25	460,000	461,857
1.2% 7/8/25	135,000	136,729
2.05% 1/10/23	160,000	164,550
2.15% 9/10/24	740,000	776,444
2.2% 6/27/22	2,880,000	2,940,560
3.375% 12/10/21	290,000	294,878
3.55% 1/12/24	250,000	270,219
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,027,000	1,033,761
1.25% 1/8/26	1,070,000	1,061,954
3.15% 6/30/22	30,000	30,791
3.25% 1/5/23	50,000	52,015
3.55% 7/8/22	2,130,000	2,202,680
3.95% 4/13/24	320,000	346,443
4% 1/15/25	530,000	578,515
4.15% 6/19/23	250,000	266,987
4.25% 5/15/23	70,000	74,760
4.3% 7/13/25	840,000	932,590
5.1% 1/17/24	1,503,000	1,663,275
Toyota Motor Corp.:
0.681% 3/25/24	1,230,000	1,238,073
2.358% 7/2/24	450,000	475,994
		15,003,075
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc. 3.6% 4/15/24	1,270,000	1,356,932
McDonald's Corp.:
2.625% 1/15/22	53,000	53,792
3.3% 7/1/25	1,210,000	1,317,624
3.35% 4/1/23	840,000	885,204
Starbucks Corp. 3.8% 8/15/25	583,000	648,169
		4,261,721
Household Durables - 0.0%
Lennar Corp. 4.75% 11/15/22 (a)	650,000	682,370
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
0.4% 6/3/23	210,000	210,900
0.8% 6/3/25	968,000	974,202
1% 5/12/26	1,168,000	1,167,434
2.4% 2/22/23	1,410,000	1,458,924
3.3% 12/5/21	37,000	37,385
eBay, Inc. 1.4% 5/10/26	476,000	477,706
		4,326,551
Multiline Retail - 0.2%
Dollar Tree, Inc. 3.7% 5/15/23	1,410,000	1,495,319
Kohl's Corp. 9.5% 5/15/25	290,000	372,317
Target Corp.:
2.25% 4/15/25	203,000	214,552
3.5% 7/1/24	570,000	621,054
		2,703,242
Specialty Retail - 0.2%
Lowe's Companies, Inc. 4% 4/15/25	2,863,000	3,185,018
The Home Depot, Inc.:
2.625% 6/1/22	108,000	110,414
3.35% 9/15/25	720,000	792,320
		4,087,752
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. 2.4% 3/27/25	836,000	886,482

TOTAL CONSUMER DISCRETIONARY		31,951,193

CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	1,010,000	1,116,645
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	950,000	1,061,091
Constellation Brands, Inc.:
2.65% 11/7/22	2,250,000	2,317,562
2.7% 5/9/22	25,000	25,506
Diageo Capital PLC 2.625% 4/29/23	1,700,000	1,766,489
Dr. Pepper Snapple Group, Inc.:
4.057% 5/25/23	40,000	42,777
4.417% 5/25/25	990,000	1,115,658
Molson Coors Beverage Co. 2.1% 7/15/21	950,000	951,263
PepsiCo, Inc. 2.25% 3/19/25	1,870,000	1,977,065
The Coca-Cola Co. 1.75% 9/6/24	510,000	531,730
		10,905,786
Food & Staples Retailing - 0.2%
Sysco Corp. 5.65% 4/1/25	740,000	863,681
Walgreens Boots Alliance, Inc. 3.8% 11/18/24	440,000	480,358
Walmart, Inc.:
2.35% 12/15/22	41,000	42,259
2.85% 7/8/24	370,000	396,791
3.4% 6/26/23	1,740,000	1,846,532
3.55% 6/26/25	280,000	310,518
		3,940,139
Food Products - 0.2%
Campbell Soup Co. 3.65% 3/15/23	1,276,000	1,345,151
Conagra Brands, Inc. 4.3% 5/1/24	590,000	652,298
General Mills, Inc.:
2.6% 10/12/22	50,000	51,458
3.7% 10/17/23	62,000	66,708
McCormick & Co., Inc. 2.7% 8/15/22	23,000	23,616
Tyson Foods, Inc.:
2.25% 8/23/21	1,380,000	1,384,043
4% 3/1/26	550,000	616,881
Unilever Capital Corp. 3.25% 3/7/24	300,000	322,822
		4,462,977
Household Products - 0.1%
Procter & Gamble Co.:
0.55% 10/29/25	640,000	634,180
1% 4/23/26	550,000	554,342
		1,188,522
Tobacco - 0.4%
Altria Group, Inc.:
2.35% 5/6/25	270,000	282,758
3.8% 2/14/24	690,000	743,627
BAT Capital Corp. 3.222% 8/15/24	1,700,000	1,810,204
Philip Morris International, Inc.:
1.5% 5/1/25	410,000	419,242
2.5% 8/22/22	2,250,000	2,311,760
2.5% 11/2/22	774,000	797,468
2.875% 5/1/24	390,000	415,733
Reynolds American, Inc. 4.45% 6/12/25	540,000	600,403
		7,381,195

TOTAL CONSUMER STAPLES		27,878,619

ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 2.773% 12/15/22	2,000,000	2,073,644
Oil, Gas & Consumable Fuels - 2.6%
BP Capital Markets PLC:
2.5% 11/6/22	60,000	61,903
3.535% 11/4/24	720,000	789,009
3.994% 9/26/23	2,860,000	3,096,479
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	287,249
2.95% 1/15/23	645,000	670,208
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	560,000	643,392
7% 6/30/24	240,000	275,796
Chevron Corp.:
1.141% 5/11/23	700,000	711,716
1.554% 5/11/25	1,000,000	1,032,773
2.355% 12/5/22	63,000	64,692
2.498% 3/3/22	200,000	203,124
2.895% 3/3/24	1,530,000	1,628,093
Ecopetrol SA 5.875% 9/18/23	690,000	745,200
Enbridge, Inc. 2.9% 7/15/22	223,000	228,784
Energy Transfer LP:
2.9% 5/15/25	760,000	800,447
4.9% 2/1/24	1,140,000	1,245,291
5.875% 1/15/24	365,000	406,083
Enterprise Products Operating LP:
3.35% 3/15/23	1,860,000	1,943,145
3.5% 2/1/22	640,000	653,988
3.75% 2/15/25	370,000	404,933
4.05% 2/15/22	80,000	82,110
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,735,551
Equinor ASA:
2.875% 4/6/25	700,000	751,012
3.7% 3/1/24	1,000,000	1,084,763
Exxon Mobil Corp.:
1.571% 4/15/23	1,660,000	1,700,235
2.019% 8/16/24	3,230,000	3,381,892
Kinder Morgan, Inc. 3.15% 1/15/23	2,951,000	3,075,125
Marathon Petroleum Corp.:
4.7% 5/1/25	1,675,000	1,897,620
4.75% 12/15/23	470,000	514,118
MPLX LP:
3.375% 3/15/23	200,000	209,705
4.5% 7/15/23	1,750,000	1,875,458
ONEOK, Inc. 5.85% 1/15/26	420,000	497,953
Phillips 66 Co. 3.85% 4/9/25	1,000,000	1,103,092
Pioneer Natural Resources Co. 0.55% 5/15/23	1,500,000	1,504,920
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	920,000	989,644
Sabine Pass Liquefaction LLC 5.625% 3/1/25	1,050,000	1,205,766
Shell International Finance BV:
1.75% 9/12/21	260,000	261,172
2% 11/7/24	700,000	732,464
2.375% 8/21/22	50,000	51,321
2.375% 4/6/25	1,270,000	1,344,365
3.5% 11/13/23	800,000	858,122
Spectra Energy Partners LP 4.75% 3/15/24	1,050,000	1,157,808
The Williams Companies, Inc.:
3.6% 3/15/22	37,000	37,749
3.7% 1/15/23	780,000	812,771
4% 9/15/25	600,000	667,328
Total Capital International SA:
2.218% 7/12/21	2,000,000	2,002,969
2.75% 6/19/21	100,000	100,123
3.75% 4/10/24	1,400,000	1,531,088
Valero Energy Corp. 2.85% 4/15/25	1,000,000	1,061,122
		48,119,671

TOTAL ENERGY		50,193,315

FINANCIALS - 12.6%
Banks - 7.0%
Abbey National PLC 2.1% 1/13/23	2,720,000	2,797,619
Australia and New Zealand Banking Group Ltd. 2.3% 6/1/21	250,000	250,000
Banco Santander SA:
1.849% 3/25/26	1,000,000	1,014,855
5.179% 11/19/25	400,000	458,290
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (a)(b)	1,250,000	1,297,312
0.81% 10/24/24 (a)	1,000,000	1,005,649
0.981% 9/25/25 (a)	2,000,000	2,011,706
1.319% 6/19/26 (a)	1,000,000	1,007,283
1.658% 3/11/27 (a)	820,000	831,595
1.734% 7/22/27 (a)	2,000,000	2,025,116
2.456% 10/22/25 (a)	1,400,000	1,474,273
2.503% 10/21/22	1,730,000	1,745,259
2.881% 4/24/23 (a)	190,000	194,370
3.004% 12/20/23 (a)	250,000	260,127
3.3% 1/11/23	1,490,000	1,562,531
3.458% 3/15/25 (a)	1,080,000	1,161,691
3.864% 7/23/24 (a)	100,000	107,059
3.875% 8/1/25	730,000	817,165
3.95% 4/21/25	580,000	640,269
Bank of Montreal:
1.9% 8/27/21	82,000	82,348
4.338% 10/5/28 (a)	1,500,000	1,617,173
Bank of Nova Scotia:
0.55% 9/15/23	2,000,000	2,006,293
2.2% 2/3/25	350,000	366,143
2.7% 3/7/22	100,000	101,931
3.4% 2/11/24	1,170,000	1,259,625
Barclays PLC:
2.852% 5/7/26 (a)	200,000	211,939
3.684% 1/10/23	1,400,000	1,427,562
4.338% 5/16/24 (a)	2,400,000	2,568,456
4.375% 9/11/24	1,220,000	1,336,346
BB&T Corp. 3.75% 12/6/23	1,190,000	1,285,747
Canadian Imperial Bank of Commerce 0.95% 6/23/23	1,500,000	1,516,643
Capital One Bank NA 3.375% 2/15/23	650,000	682,166
Citigroup, Inc.:
1.122% 1/28/27 (a)	2,100,000	2,076,579
2.7% 10/27/22	40,000	41,274
3.106% 4/8/26 (a)	2,040,000	2,189,275
3.142% 1/24/23 (a)	100,000	101,806
3.352% 4/24/25 (a)	1,400,000	1,503,855
5.5% 9/13/25	350,000	411,602
Comerica, Inc. 3.7% 7/31/23	100,000	106,757
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	750,000	782,278
Export-Import Bank of Korea 0.625% 2/9/26	1,200,000	1,175,747
Fifth Third Bancorp:
2.375% 1/28/25	930,000	978,011
2.6% 6/15/22	30,000	30,668
HSBC Holdings PLC:
0.976% 5/24/25 (a)	2,000,000	2,008,423
2.633% 11/7/25 (a)	1,600,000	1,688,331
3.033% 11/22/23 (a)	7,480,000	7,772,474
3.262% 3/13/23 (a)	200,000	204,603
4% 3/30/22	37,000	38,174
4.25% 8/18/25	444,000	492,874
4.292% 9/12/26 (a)	300,000	335,246
Huntington Bancshares, Inc. 2.3% 1/14/22	19,000	19,211
ING Groep NV 1.726% 4/1/27 (a)	484,000	490,094
Japan Bank International Cooperation:
0.625% 5/22/23	6,820,000	6,864,057
1.875% 7/21/26	900,000	936,829
2.375% 7/21/22	450,000	461,025
2.375% 11/16/22	200,000	206,110
2.5% 5/23/24	200,000	211,954
3.125% 7/20/21	200,000	200,779
JPMorgan Chase & Co.:
0.653% 9/16/24 (a)	2,660,000	2,668,289
0.824% 6/1/25 (a)	1,000,000	1,001,336
1.04% 2/4/27 (a)	1,500,000	1,481,693
1.045% 11/19/26 (a)	470,000	465,824
1.578% 4/22/27 (a)	2,021,000	2,036,342
2.083% 4/22/26 (a)	1,500,000	1,558,296
2.301% 10/15/25 (a)	1,200,000	1,256,733
2.972% 1/15/23	1,230,000	1,250,358
3.2% 1/25/23	47,000	49,303
3.22% 3/1/25 (a)	730,000	779,673
3.559% 4/23/24 (a)	100,000	105,814
3.797% 7/23/24 (a)	860,000	919,658
KeyBank NA 3.3% 6/1/25	670,000	734,554
Korea Development Bank 0.4% 6/19/24	2,200,000	2,190,980
Lloyds Banking Group PLC:
1.326% 6/15/23 (a)	477,000	481,472
2.907% 11/7/23 (a)	600,000	620,868
3.9% 3/12/24	200,000	218,193
4.5% 11/4/24	2,290,000	2,550,498
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	3,500,000	3,727,864
3.407% 3/7/24	270,000	290,629
3.455% 3/2/23	900,000	948,086
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (a)	1,438,000	1,446,109
2.226% 5/25/26 (a)	200,000	207,301
2.839% 7/16/25 (a)	200,000	211,955
National Australia Bank Ltd. 2.8% 1/10/22	250,000	254,031
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	583,000	573,373
2.875% 9/7/21	75,000	75,534
3.125% 11/7/23	230,000	245,720
PNC Bank NA 3.25% 6/1/25	1,040,000	1,134,251
PNC Financial Services Group, Inc. 2.2% 11/1/24	560,000	592,144
Rabobank Nederland 3.875% 2/8/22	71,000	72,800
Rabobank Nederland New York Branch:
0.375% 1/12/24	1,700,000	1,699,459
2.75% 1/10/23	1,320,000	1,373,275
Regions Financial Corp. 3.8% 8/14/23	670,000	716,746
Royal Bank of Canada:
0.875% 1/20/26	1,100,000	1,088,111
1.2% 4/27/26	500,000	500,018
2.55% 7/16/24	1,190,000	1,261,026
2.75% 2/1/22	135,000	137,329
2.8% 4/29/22	1,190,000	1,218,538
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (a)	1,186,000	1,224,899
3.875% 9/12/23	425,000	456,289
4.519% 6/25/24 (a)	400,000	431,175
6.125% 12/15/22	2,370,000	2,562,418
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	420,000	437,746
4.45% 12/3/21	225,000	228,901
4.5% 7/17/25	500,000	557,428
Santander UK Group Holdings PLC 1.532% 8/21/26 (a)	340,000	341,725
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,522,240
2.348% 1/15/25	800,000	838,872
2.784% 7/12/22	67,000	68,879
3.748% 7/19/23	115,000	123,114
Synchrony Bank 3% 6/15/22	250,000	256,302
The Toronto-Dominion Bank:
0.55% 3/4/24	1,500,000	1,504,142
0.75% 1/6/26	520,000	515,319
1.8% 7/13/21	41,000	41,078
2.65% 6/12/24	1,550,000	1,650,117
3.25% 6/11/21	100,000	100,078
3.25% 3/11/24	280,000	301,635
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	1,112,656
1.267% 3/2/27 (a)	327,000	326,607
U.S. Bancorp:
2.625% 1/24/22	236,000	239,255
3.95% 11/17/25	1,120,000	1,267,998
Wells Fargo & Co.:
0.805% 5/19/25 (a)	2,500,000	2,505,468
2.188% 4/30/26 (a)	510,000	531,773
2.406% 10/30/25 (a)	1,390,000	1,461,860
3% 2/19/25	600,000	645,487
3.55% 9/29/25	1,350,000	1,489,907
3.75% 1/24/24	960,000	1,037,886
Westpac Banking Corp.:
2.5% 6/28/22	37,000	37,924
2.894% 2/4/30 (a)	320,000	332,461
3.3% 2/26/24	1,030,000	1,110,071
3.65% 5/15/23	60,000	63,952
		129,922,422
Capital Markets - 2.3%
Ares Capital Corp.:
3.25% 7/15/25	150,000	158,194
3.5% 2/10/23	2,070,000	2,154,061
Bank of New York Mellon Corp.:
0.35% 12/7/23	2,700,000	2,701,766
0.75% 1/28/26	540,000	536,219
BlackRock, Inc. 3.375% 6/1/22	35,000	36,094
Charles Schwab Corp.:
0.75% 3/18/24	686,000	691,193
3.85% 5/21/25	1,100,000	1,222,685
Credit Suisse AG:
0.495% 2/2/24	1,200,000	1,197,252
2.95% 4/9/25	1,100,000	1,181,918
Credit Suisse Group AG 3.75% 3/26/25	400,000	434,586
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	1,000,963
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (a)	1,400,000	1,423,763
3.95% 2/27/23	200,000	210,832
5% 2/14/22	300,000	309,471
Goldman Sachs Group, Inc.:
0.481% 1/27/23	3,040,000	3,042,848
0.627% 11/17/23 (a)	4,000,000	4,008,099
0.855% 2/12/26 (a)	550,000	547,809
1.093% 12/9/26 (a)	1,400,000	1,385,153
2.905% 7/24/23 (a)	155,000	159,376
3.2% 2/23/23	200,000	209,372
3.272% 9/29/25 (a)	800,000	862,776
3.625% 2/20/24	440,000	475,224
3.75% 2/25/26	1,170,000	1,300,085
Intercontinental Exchange, Inc.:
0.7% 6/15/23	1,600,000	1,610,284
2.35% 9/15/22	125,000	128,030
3.45% 9/21/23	820,000	873,342
Morgan Stanley:
0.56% 11/10/23 (a)	500,000	501,090
0.864% 10/21/25 (a)	2,300,000	2,306,940
1.593% 5/4/27 (a)	1,300,000	1,311,937
2.625% 11/17/21	910,000	920,113
2.72% 7/22/25 (a)	1,040,000	1,103,170
2.75% 5/19/22	49,000	50,205
3.125% 1/23/23	2,110,000	2,207,428
4.875% 11/1/22	2,600,000	2,760,969
5% 11/24/25	1,248,000	1,447,640
Nomura Holdings, Inc. 1.851% 7/16/25	690,000	701,845
State Street Corp. 3.3% 12/16/24	1,790,000	1,963,385
		43,136,117
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	750,000	784,541
3.3% 1/23/23	300,000	311,505
3.95% 2/1/22	1,640,000	1,671,521
4.45% 10/1/25	440,000	483,325
4.5% 9/15/23	288,000	309,400
Ally Financial, Inc.:
1.45% 10/2/23	400,000	406,331
3.05% 6/5/23	1,000,000	1,045,630
5.125% 9/30/24	330,000	373,466
5.8% 5/1/25	1,900,000	2,220,146
American Express Co.:
2.5% 7/30/24	812,000	862,211
2.75% 5/20/22	1,010,000	1,032,806
Capital One Financial Corp.:
3.2% 1/30/23	2,055,000	2,147,484
3.3% 10/30/24	440,000	475,741
3.9% 1/29/24	1,270,000	1,376,270
Ford Motor Credit Co. LLC:
3.81% 1/9/24	200,000	207,750
5.596% 1/7/22	400,000	409,858
GE Capital International Funding Co. 3.373% 11/15/25	550,000	600,963
John Deere Capital Corp.:
2.7% 1/6/23	1,774,000	1,843,605
2.95% 4/1/22	3,700,000	3,786,147
3.125% 9/10/21	495,000	499,056
3.65% 10/12/23	450,000	486,058
Synchrony Financial 4.5% 7/23/25	348,000	389,984
Toyota Motor Credit Corp.:
0.5% 8/14/23	750,000	753,041
0.8% 1/9/26	530,000	528,065
2.15% 9/8/22	2,044,000	2,094,815
2.6% 1/11/22	110,000	111,609
2.9% 3/30/23	510,000	534,591
3% 4/1/25	860,000	931,191
		26,677,110
Diversified Financial Services - 1.4%
AB Svensk Exportkredit 0.25% 9/29/23	2,834,000	2,829,473
Berkshire Hathaway, Inc. 3.125% 3/15/26	1,120,000	1,228,012
BP Capital Markets America, Inc.:
2.52% 9/19/22	215,000	220,875
2.75% 5/10/23	760,000	795,240
3.245% 5/6/22	510,000	524,549
DH Europe Finance II SARL 2.2% 11/15/24	700,000	734,628
Export Development Canada:
1.75% 7/18/22	300,000	305,139
2% 5/17/22	715,000	727,269
2.625% 2/21/24	200,000	212,776
2.75% 3/15/23	150,000	156,704
KfW:
0.25% 10/19/23	7,000,000	7,000,780
0.375% 7/18/25	1,650,000	1,631,195
1.75% 9/15/21	330,000	331,549
2.125% 3/7/22	77,000	78,164
2.375% 12/29/22	1,972,000	2,040,286
2.5% 11/20/24	1,590,000	1,699,001
2.625% 2/28/24	2,000,000	2,125,710
3.125% 12/15/21	350,000	355,601
Landwirtschaftliche Rentenbank 3.125% 11/14/23	3,350,000	3,582,651
		26,579,602
Insurance - 0.5%
ACE INA Holdings, Inc.:
2.875% 11/3/22	55,000	56,844
3.35% 5/15/24	710,000	769,179
American International Group, Inc.:
2.5% 6/30/25	2,550,000	2,696,173
4.125% 2/15/24	620,000	677,506
4.875% 6/1/22	65,000	67,968
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	96,000	97,400
3.5% 3/10/25	1,140,000	1,243,881
3.875% 3/15/24	732,000	798,740
MetLife, Inc. 4.368% 9/15/23 (a)	1,260,000	1,370,725
Prudential Financial, Inc. 3.5% 5/15/24	1,570,000	1,711,229
Unum Group 4.5% 3/15/25	600,000	673,095
		10,162,740

TOTAL FINANCIALS		236,477,991

HEALTH CARE - 2.4%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22	300,000	308,679
2.6% 11/21/24	1,010,000	1,069,830
3.75% 11/14/23	970,000	1,045,079
3.8% 3/15/25	800,000	878,032
3.85% 6/15/24	1,845,000	2,006,747
Amgen, Inc.:
1.9% 2/21/25	600,000	623,402
2.65% 5/11/22	110,000	112,058
3.625% 5/22/24	730,000	792,114
Gilead Sciences, Inc. 3.5% 2/1/25	1,950,000	2,124,270
		8,960,211
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.:
2.894% 6/6/22	452,000	462,995
3.363% 6/6/24	2,190,000	2,356,508
Boston Scientific Corp. 3.45% 3/1/24	1,498,000	1,608,007
Stryker Corp. 1.15% 6/15/25	640,000	643,658
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	540,000	588,353
		5,659,521
Health Care Providers & Services - 0.8%
Aetna, Inc. 3.5% 11/15/24	980,000	1,065,605
Anthem, Inc.:
2.375% 1/15/25	1,560,000	1,639,286
2.95% 12/1/22	25,000	25,930
Cardinal Health, Inc. 2.616% 6/15/22	140,000	142,889
Cigna Corp.:
1.25% 3/15/26	1,280,000	1,282,975
3.05% 11/30/22	50,000	51,906
3.25% 4/15/25	800,000	867,217
3.75% 7/15/23	477,000	509,482
CVS Health Corp.:
2.125% 6/1/21	38,000	38,000
2.625% 8/15/24	64,000	67,951
3.375% 8/12/24	1,310,000	1,416,223
3.5% 7/20/22	2,440,000	2,516,937
3.7% 3/9/23	29,000	30,658
HCA Holdings, Inc. 5.25% 4/15/25	700,000	806,065
UnitedHealth Group, Inc.:
1.15% 5/15/26	886,000	887,669
2.375% 10/15/22	21,000	21,629
2.375% 8/15/24	400,000	423,247
2.875% 3/15/23	2,650,000	2,775,721
3.15% 6/15/21	770,000	770,820
3.5% 6/15/23	200,000	213,164
		15,553,374
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 4.133% 3/25/25	729,000	812,539
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC 1.2% 5/28/26	1,900,000	1,902,034
AstraZeneca PLC:
2.375% 6/12/22	27,000	27,543
3.5% 8/17/23	510,000	543,844
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,000,000	994,423
2.6% 5/16/22	250,000	255,831
2.9% 7/26/24	900,000	964,905
3.25% 2/20/23	1,043,000	1,093,687
GlaxoSmithKline Capital PLC 3% 6/1/24	240,000	257,715
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	1,108,594
Johnson & Johnson:
0.55% 9/1/25	1,000,000	994,924
2.25% 3/3/22	88,000	89,225
2.625% 1/15/25	200,000	214,139
Merck & Co., Inc. 2.35% 2/10/22	74,000	75,088
Novartis Capital Corp.:
1.75% 2/14/25	200,000	207,678
2.4% 5/17/22	270,000	275,462
2.4% 9/21/22	33,000	33,934
3.4% 5/6/24	385,000	419,119
Perrigo Finance PLC 4.375% 3/15/26	390,000	431,377
Pfizer, Inc.:
2.2% 12/15/21	90,000	91,052
2.95% 3/15/24	720,000	770,834
3.2% 9/15/23	700,000	744,584
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	1,560,000	1,637,930
Viatris, Inc. 1.65% 6/22/25 (c)	140,000	142,149
		13,276,071

TOTAL HEALTH CARE		44,261,716

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
General Dynamics Corp. 3.5% 5/15/25	820,000	901,312
Lockheed Martin Corp. 3.55% 1/15/26	750,000	833,021
Northrop Grumman Corp. 2.93% 1/15/25	1,460,000	1,561,806
Raytheon Technologies Corp.:
2.8% 3/15/22	66,000	67,180
3.65% 8/16/23	18,000	19,159
3.95% 8/16/25	400,000	446,549
The Boeing Co.:
2.196% 2/4/26	1,250,000	1,255,345
2.8% 3/1/23	60,000	62,207
2.85% 10/30/24	950,000	1,001,190
4.875% 5/1/25	1,190,000	1,336,897
		7,484,666
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
2.5% 4/1/23	800,000	831,342
3.9% 4/1/25	420,000	467,589
		1,298,931
Airlines - 0.0%
Southwest Airlines Co. 5.25% 5/4/25	470,000	539,101
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	1,362,000	1,423,989
Commercial Services & Supplies - 0.0%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	212,895
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	30,000	31,043
Industrial Conglomerates - 0.4%
3M Co.:
2% 6/26/22	4,270,000	4,352,957
2.65% 4/15/25	55,000	58,823
General Electric Co. 3.45% 5/15/24	1,710,000	1,847,056
Honeywell International, Inc.:
1.35% 6/1/25	1,100,000	1,125,552
1.85% 11/1/21	30,000	30,171
Roper Technologies, Inc.:
0.45% 8/15/22	295,000	295,455
1% 9/15/25	318,000	317,189
3.65% 9/15/23	360,000	385,080
		8,412,283
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	400,000	401,259
1.45% 5/15/25	320,000	328,539
2.85% 5/17/24	1,180,000	1,263,208
3.25% 12/1/24	860,000	939,099
3.45% 5/15/23	130,000	138,119
Caterpillar, Inc. 3.4% 5/15/24	280,000	302,992
Deere & Co. 2.75% 4/15/25	460,000	493,356
		3,866,572
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
3% 3/15/23	890,000	927,105
3.05% 9/1/22	34,000	34,949
3.4% 9/1/24	970,000	1,052,822
Union Pacific Corp. 2.75% 4/15/23	50,000	51,998
		2,066,874
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.375% 7/1/25	1,430,000	1,535,263
3.5% 1/15/22	750,000	764,307
3.875% 7/3/23	110,000	116,824
4.25% 2/1/24	670,000	727,881
International Lease Finance Corp. 5.875% 8/15/22	75,000	79,627
		3,223,902

TOTAL INDUSTRIALS		28,560,256

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc. 1.85% 9/20/21	1,340,000	1,344,870
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (c)	710,000	772,314
5.45% 6/15/23 (c)	635,000	691,071
5.85% 7/15/25 (c)	2,010,000	2,355,062
		3,818,447
IT Services - 0.5%
Fidelity National Information Services, Inc. 1.15% 3/1/26	509,000	505,172
Fiserv, Inc. 2.75% 7/1/24	2,250,000	2,385,762
Global Payments, Inc. 1.2% 3/1/26	857,000	849,992
IBM Corp.:
2.5% 1/27/22	100,000	101,529
2.85% 5/13/22	900,000	922,874
3% 5/15/24	1,400,000	1,501,017
MasterCard, Inc. 2% 3/3/25	1,100,000	1,153,386
PayPal Holdings, Inc.:
1.35% 6/1/23	500,000	510,105
1.65% 6/1/25	500,000	516,811
The Western Union Co. 2.85% 1/10/25	100,000	105,962
Visa, Inc.:
2.15% 9/15/22	43,000	44,006
3.15% 12/14/25	1,110,000	1,217,135
		9,813,751
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.:
3.15% 11/15/25	126,000	135,397
3.419% 4/15/33 (c)	1,334,000	1,360,428
3.459% 9/15/26	11,000	11,950
Intel Corp. 3.4% 3/25/25	1,313,000	1,441,327
Qualcomm, Inc.:
2.9% 5/20/24	640,000	684,812
3% 5/20/22	38,000	39,038
		3,672,952
Software - 0.5%
Microsoft Corp.:
1.55% 8/8/21	133,000	133,187
2.4% 2/6/22	1,802,000	1,825,974
2.7% 2/12/25	600,000	645,173
2.875% 2/6/24	1,630,000	1,734,209
Oracle Corp.:
1.65% 3/25/26	1,556,000	1,576,454
1.9% 9/15/21	36,000	36,128
2.5% 4/1/25	1,700,000	1,791,845
2.625% 2/15/23	1,655,000	1,718,366
		9,461,336
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	1,100,000	1,090,221
0.7% 2/8/26	1,100,000	1,089,629
1.125% 5/11/25	1,500,000	1,521,908
1.8% 9/11/24	300,000	312,911
2.1% 9/12/22	124,000	126,837
2.3% 5/11/22	910,000	926,819
2.4% 1/13/23	1,250,000	1,292,339
2.7% 5/13/22	36,000	36,860
2.75% 1/13/25	600,000	643,898
Hewlett Packard Enterprise Co.:
4.65% 10/1/24	370,000	413,439
4.9% 10/15/25 (a)	680,000	775,317
		8,230,178

TOTAL INFORMATION TECHNOLOGY		36,341,534

MATERIALS - 0.6%
Chemicals - 0.6%
DuPont de Nemours, Inc. 4.205% 11/15/23	4,052,000	4,405,315
Eastman Chemical Co. 3.6% 8/15/22	685,000	705,866
Ecolab, Inc. 3.25% 1/14/23	76,000	79,217
LYB International Finance III LLC 1.25% 10/1/25	800,000	802,657
Nutrien Ltd.:
3.5% 6/1/23	580,000	609,478
3.625% 3/15/24	1,850,000	1,986,609
Sherwin-Williams Co.:
2.75% 6/1/22	51,000	52,131
3.125% 6/1/24	1,090,000	1,168,698
The Mosaic Co. 3.25% 11/15/22	200,000	207,549
		10,017,520
Containers & Packaging - 0.0%
WRKCo, Inc. 4.65% 3/15/26	340,000	390,000
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 2.875% 2/24/22	55,000	56,081

TOTAL MATERIALS		10,463,601

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.:
1.3% 9/15/25	677,000	680,983
2.25% 1/15/22	96,000	97,149
3.375% 5/15/24	763,000	819,415
4.7% 3/15/22	680,000	703,360
Boston Properties, Inc.:
3.8% 2/1/24	520,000	559,366
3.85% 2/1/23	620,000	649,360
Crown Castle International Corp.:
1.35% 7/15/25	439,000	443,352
4.45% 2/15/26	260,000	294,481
Equinix, Inc. 1.45% 5/15/26	491,000	493,329
ERP Operating LP 4.625% 12/15/21	32,000	32,406
Kimco Realty Corp. 3.3% 2/1/25	1,630,000	1,764,913
Omega Healthcare Investors, Inc. 5.25% 1/15/26	300,000	342,644
Simon Property Group LP:
2% 9/13/24	550,000	572,664
2.35% 1/30/22	4,390,000	4,428,725
2.625% 6/15/22	170,000	173,156
3.5% 9/1/25	360,000	394,728
Ventas Realty LP 3.5% 2/1/25	931,000	1,009,318
Vornado Realty LP 2.15% 6/1/26	400,000	403,455
Welltower, Inc.:
3.625% 3/15/24	340,000	366,512
4% 6/1/25	220,000	243,561
		14,472,877
UTILITIES - 1.6%
Electric Utilities - 0.6%
Baltimore Gas & Electric Co. 3.5% 11/15/21	82,000	82,549
Duke Energy Carolinas LLC 3.35% 5/15/22	720,000	741,981
Duke Energy Corp.:
2.4% 8/15/22	102,000	104,311
3.75% 4/15/24	840,000	907,007
3.95% 10/15/23	1,460,000	1,566,288
Entergy Corp. 0.9% 9/15/25	1,100,000	1,085,794
Eversource Energy 2.75% 3/15/22	24,000	24,406
Exelon Corp. 3.497% 6/1/22 (a)	462,000	475,286
FirstEnergy Corp.:
2.05% 3/1/25	340,000	342,550
3.35% 7/15/22 (a)	970,000	991,709
Florida Power & Light Co. 2.85% 4/1/25	389,000	418,129
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	350,000	357,815
Oncor Electric Delivery Co. LLC:
0% 10/1/25	340,000	333,374
2.75% 6/1/24	770,000	818,494
Pacific Gas & Electric Co. 3.15% 1/1/26	1,200,000	1,242,827
Southern California Edison Co. 3.7% 8/1/25	1,680,000	1,841,033
Southern Co.:
2.35% 7/1/21	85,000	85,000
2.95% 7/1/23	670,000	700,795
		12,119,348
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,041,000	3,209,906
Independent Power and Renewable Electricity Producers - 0.3%
Exelon Generation Co. LLC 3.25% 6/1/25	1,000,000	1,078,254
Southern Power Co. 2.5% 12/15/21	4,740,000	4,788,239
		5,866,493
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
2.8% 1/15/23	2,800,000	2,911,322
4.05% 4/15/25	1,000,000	1,114,349
Dominion Energy, Inc.:
1.45% 4/15/26	1,500,000	1,509,138
2.75% 1/15/22	455,000	461,141
DTE Energy Co. 1.05% 6/1/25	700,000	698,980
NiSource, Inc. 0.95% 8/15/25	1,343,000	1,335,936
Public Service Enterprise Group, Inc.:
2.65% 11/15/22	96,000	99,190
2.875% 6/15/24	240,000	255,070
Sempra Energy 2.9% 2/1/23	107,000	111,203
		8,496,329

TOTAL UTILITIES		29,692,076

TOTAL NONCONVERTIBLE BONDS
(Cost $527,651,158)		534,953,238

U.S. Government and Government Agency Obligations - 66.4%
U.S. Government Agency Obligations - 3.2%
Fannie Mae:
0.375% 8/25/25	$1,805,000	$1,783,998
0.5% 6/17/25	5,180,000	5,161,913
0.625% 4/22/25	534,000	535,585
1.625% 10/15/24	800,000	832,747
1.75% 7/2/24	860,000	896,838
2.375% 1/19/23	380,000	393,955
Federal Home Loan Bank:
0.125% 10/21/22	6,000,000	6,001,009
0.375% 9/4/25	460,000	454,552
0.5% 4/14/25	695,000	693,784
1.125% 7/14/21	525,000	525,661
1.375% 2/17/23	3,000,000	3,062,447
1.5% 8/15/24	125,000	129,490
1.875% 7/7/21	1,330,000	1,332,520
1.875% 11/29/21	95,000	95,863
1.875% 12/9/22	22,150,000	22,741,428
3% 10/12/21	450,000	454,828
Freddie Mac:
0.125% 10/16/23	2,000,000	1,996,555
0.25% 8/24/23	3,000,000	3,001,186
0.25% 12/4/23	4,375,000	4,377,073
0.375% 7/21/25	1,600,000	1,583,598
0.375% 9/23/25	1,156,000	1,142,288
1.5% 2/12/25	1,590,000	1,648,187
2.75% 6/19/23	195,000	205,250
Tennessee Valley Authority 0.75% 5/15/25	240,000	241,713

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		59,292,468

U.S. Treasury Obligations - 63.2%
U.S. Treasury Notes:
0.125% 4/30/22	1,000	1,001
0.125% 5/31/22	19,366,000	19,375,078
0.125% 6/30/22	6,444,000	6,446,265
0.125% 7/31/22	25,104,000	25,116,748
0.125% 8/31/22	6,477,000	6,479,277
0.125% 9/30/22	8,578,000	8,580,346
0.125% 10/31/22	3,185,000	3,185,871
0.125% 11/30/22	11,224,000	11,227,069
0.125% 12/31/22	8,241,000	8,242,288
0.125% 2/28/23	6,664,000	6,663,740
0.125% 5/15/23	14,938,000	14,931,581
0.125% 7/15/23	42,850,000	42,814,850
0.125% 8/15/23	19,965,000	19,943,163
0.125% 9/15/23	7,291,000	7,280,747
0.125% 10/15/23	47,463,000	47,388,839
0.125% 12/15/23	21,747,000	21,695,181
0.125% 1/15/24	27,647,000	27,566,003
0.125% 2/15/24 (d)	24,383,000	24,305,851
0.25% 4/15/23	27,307,000	27,362,467
0.25% 6/15/23	39,463,000	39,533,910
0.25% 11/15/23	64,095,000	64,172,615
0.25% 3/15/24 (d)	38,122,000	38,116,043
0.25% 5/15/24	17,871,000	17,843,077
0.25% 5/31/25	38,757,000	38,263,454
0.25% 6/30/25	15,107,000	14,901,049
0.25% 7/31/25	36,255,000	35,722,505
0.25% 8/31/25	13,493,000	13,273,212
0.25% 9/30/25	15,804,000	15,532,986
0.25% 10/31/25	43,100,000	42,298,609
0.375% 3/31/22	4,534,000	4,545,512
0.375% 4/15/24	25,876,000	25,940,690
0.375% 4/30/25	17,468,000	17,352,002
0.375% 11/30/25	44,157,000	43,525,693
0.375% 12/31/25	22,154,000	21,813,902
0.375% 1/31/26	75,623,000	74,349,804
0.5% 3/15/23	2,101,000	2,114,706
0.5% 3/31/25	42,525,000	42,485,133
0.5% 2/28/26	30,904,000	30,537,015
0.75% 3/31/26	3,101,000	3,097,608
0.75% 4/30/26 (d)	22,923,000	22,880,019
1.125% 7/31/21	19,000	19,035
1.125% 9/30/21	8,000	8,029
1.125% 2/28/22	2,544,000	2,564,471
1.125% 2/28/25	7,029,000	7,190,173
1.25% 10/31/21	93,000	93,465
1.25% 8/31/24	4,101,000	4,216,661
1.375% 10/15/22	2,051,000	2,086,412
1.375% 2/15/23	2,000	2,042
1.5% 10/31/21	102,000	102,606
1.5% 8/15/22	6,684,000	6,797,576
1.5% 9/15/22	6,283,000	6,395,652
1.5% 1/15/23	306,000	312,813
1.5% 9/30/24	2,344,000	2,429,794
1.5% 10/31/24	3,607,000	3,739,022
1.5% 11/30/24	2,715,000	2,814,691
1.625% 8/31/22	747,000	761,211
1.625% 11/15/22	16,362,000	16,721,197
1.625% 12/15/22	13,780,000	14,099,201
1.625% 4/30/23	336,000	345,476
1.75% 11/30/21	169,000	170,426
1.75% 2/28/22	543,000	549,851
1.75% 4/30/22	164,000	166,518
1.75% 5/15/22	9,245,000	9,393,064
1.75% 6/15/22	12,368,000	12,581,058
1.75% 6/30/22	1,134,000	1,154,244
1.75% 7/15/22	7,988,000	8,136,527
1.75% 9/30/22	163,000	166,566
1.75% 6/30/24	134,000	139,836
1.75% 7/31/24	1,052,000	1,098,436
1.75% 12/31/24	10,602,000	11,086,959
1.875% 1/31/22	179,000	181,154
1.875% 2/28/22	1,717,000	1,740,340
1.875% 3/31/22	1,316,000	1,335,740
1.875% 4/30/22	7,209,000	7,327,554
1.875% 7/31/22	527,000	537,972
1.875% 9/30/22	482,000	493,335
2% 10/31/21	33,000	33,266
2% 12/31/21	479,000	484,389
2% 10/31/22	2,000	2,053
2% 11/30/22	1,622,000	1,667,745
2% 5/31/24	875,000	918,887
2.125% 5/15/22	7,815,000	7,967,637
2.125% 12/31/22	1,839,000	1,896,972
2.125% 2/29/24	2,848,000	2,993,181
2.125% 3/31/24	9,889,000	10,404,696
2.25% 4/15/22	5,426,000	5,529,857
2.25% 12/31/23	3,658,000	3,847,902
2.25% 1/31/24	237,000	249,628
2.25% 4/30/24	13,768,000	14,548,366
2.375% 1/31/23	1,011,000	1,048,755
2.375% 2/29/24	9,941,000	10,515,714
2.5% 1/15/22	873,000	886,231
2.5% 2/15/22	3,000	3,052
2.5% 3/31/23	1,910,000	1,992,369
2.5% 1/31/24	2,916,000	3,090,960
2.625% 2/28/23	1,492,000	1,556,750
2.625% 12/31/23	1,771,000	1,879,958
2.75% 9/15/21	140,000	141,095
2.75% 4/30/23	2,398,000	2,517,338
2.75% 5/31/23	2,564,000	2,696,707
2.75% 7/31/23	1,904,000	2,010,133
2.75% 8/31/23	5,051,000	5,341,433
2.875% 11/15/21	249,000	252,190
2.875% 9/30/23	4,973,000	5,283,230
2.875% 10/31/23	19,880,000	21,159,775
2.875% 11/30/23	7,695,000	8,204,493

TOTAL U.S. TREASURY OBLIGATIONS		1,182,989,778

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,238,043,813)		1,242,282,246

Foreign Government and Government Agency Obligations - 1.8%
Alberta Province:
2.2% 7/26/22	$331,000	$338,522
2.95% 1/23/24	640,000	683,046
Canadian Government:
2% 11/15/22	200,000	205,394
2.625% 1/25/22	11,070,000	11,249,777
Chilean Republic 3.125% 3/27/25	320,000	343,360
Colombian Republic 4% 2/26/24	1,490,000	1,578,748
Hungarian Republic:
5.375% 2/21/23	2,140,000	2,322,301
5.75% 11/22/23	110,000	124,011
Indonesian Republic 4.45% 2/11/24	240,000	262,901
Israeli State 4% 6/30/22	970,000	1,008,171
Italian Republic:
2.375% 10/17/24	860,000	897,023
6.875% 9/27/23	770,000	877,584
Korean Republic:
3.875% 9/11/23	1,000,000	1,077,710
5.625% 11/3/25	120,000	143,717
Manitoba Province:
2.125% 5/4/22	917,000	933,365
2.6% 4/16/24	720,000	764,114
Ontario Province:
0.625% 1/21/26	900,000	890,790
2.25% 5/18/22	130,000	132,536
2.55% 4/25/22	270,000	275,657
3.05% 1/29/24	910,000	974,419
3.4% 10/17/23	90,000	96,577
Panamanian Republic:
3.75% 3/16/25	200,000	217,725
4% 9/22/24	810,000	880,268
Peruvian Republic 7.35% 7/21/25	590,000	724,336
Philippine Republic:
4.2% 1/21/24	1,300,000	1,424,963
10.625% 3/16/25	540,000	737,370
Polish Government:
4% 1/22/24	730,000	796,438
5% 3/23/22	59,000	61,200
Province of Quebec:
2.375% 1/31/22	311,000	315,600
2.5% 4/9/24	690,000	730,517
United Mexican States:
3.6% 1/30/25	1,000,000	1,105,500
4% 10/2/23	50,000	54,119
4.125% 1/21/26	200,000	226,563
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,191,768)		32,454,322

Supranational Obligations - 2.6%
African Development Bank 3% 9/20/23	240,000	255,112
Asian Development Bank:
0.375% 9/3/25	3,275,000	3,230,752
0.5% 2/4/26	1,500,000	1,478,794
1.5% 10/18/24	300,000	310,170
1.75% 9/13/22	57,000	58,169
2.625% 1/30/24	650,000	689,553
2.75% 3/17/23	1,025,000	1,071,738
Asian Infrastructure Investment Bank 0.25% 9/29/23	1,000,000	999,152
Corporacion Andina de Fomento:
1.625% 9/23/25	1,000,000	1,011,390
3.75% 11/23/23	190,000	203,471
European Investment Bank:
1.375% 5/15/23	1,330,000	1,360,657
2% 12/15/22	1,062,000	1,092,048
2.25% 6/24/24	8,478,000	8,962,336
2.375% 6/15/22	100,000	102,318
2.5% 10/15/24	2,050,000	2,189,047
2.625% 5/20/22	500,000	512,004
2.875% 12/15/21	120,000	121,755
2.875% 8/15/23	800,000	846,584
3.125% 12/14/23	530,000	568,156
Inter-American Development Bank:
0.5% 5/24/23	2,000,000	2,011,865
0.625% 7/15/25	750,000	747,803
0.875% 4/20/26	3,000,000	3,008,251
2.5% 1/18/23	590,000	612,199
2.625% 1/16/24	400,000	424,075
3% 9/26/22	570,000	591,071
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,962,890
0.5% 10/28/25	3,881,000	3,840,612
1.5% 8/28/24	850,000	878,877
1.625% 1/15/25	3,187,000	3,309,057
2% 1/26/22	64,000	64,783
2.125% 12/13/21	820,000	828,361
2.5% 3/19/24	250,000	265,058
2.75% 7/23/21	100,000	100,374
3% 9/27/23	490,000	520,867
7.625% 1/19/23	830,000	930,486
International Finance Corp.:
1.375% 10/16/24	1,706,000	1,753,017
2% 10/24/22	90,000	92,320
2.875% 7/31/23	300,000	316,950
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $47,980,847)		48,322,122

Bank Notes - 0.3%
Bank of Nova Scotia 2.45% 9/19/22	173,000	178,026
Discover Bank 3.35% 2/6/23	2,770,000	2,899,140
RBS Citizens NA 2.25% 4/28/25	445,000	465,428
Truist Bank 2.636% 9/17/29 (a)	1,000,000	1,050,820
Wells Fargo Bank NA:
3.55% 8/14/23	$1,000,000	$1,069,645
3.625% 10/22/21	250,000	252,642
TOTAL BANK NOTES
(Cost $5,812,355)		5,915,701
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.03% (e)	7,294,735	$7,296,194
Fidelity Securities Lending Cash Central Fund 0.03% (e)(f)	47,088,196	47,092,905
TOTAL MONEY MARKET FUNDS
(Cost $54,389,099)		54,389,099
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $1,906,069,040)		1,918,316,728
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(48,362,742)
NET ASSETS - 100%		$1,869,953,986

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,321,024 or 0.3% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,620
Fidelity Securities Lending Cash Central Fund	8,616
Total	$14,236

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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